Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Notes to Financial Statements
Note 10 - Subsequent Events

On February 1, 2017, Company issued a $65,000 convertible promissory note to an accredited institutional investor. The note has an twelve percent (12%) per annum interest rate and a maturity date of November 1, 2017.

On February 1, 2017, Company issued a $52,500 convertible promissory note to an accredited institutional investor. The note has an ten percent (10%) per annum interest rate and a maturity date of October 31, 2017.

On February 15, 2017, Company issued a $52,500 convertible promissory note to an accredited institutional investor. The note has an ten percent (10%) per annum interest rate and a maturity date of November 15, 2017.

On February 20, 2017, our majority stockholder and related party, who owns 66,300,000 shares of our common stock and 1,000,000 shares of our Series A Preferred Stock, or approximately 93.51% of our voting power as of February 20, 2017, submitted a written consent to us proposing and approving an amendment to our Articles of Incorporation increasing the number of authorized shares of common stock to 20,000,000,000 and the number of authorized shares of preferred stock to 10,000,000. On March 7, 2017, we filed a definitive information statement on Schedule 14C with the Securities and Exchange Commission (the “SEC”) describing these actions, and mailed such Schedule 14C to all our stockholders of record. The amendment will become effective upon filing a Certificate of Amendment with the Nevada Secretary of State, which can occur no earlier than twenty (20) calendar days after the filing and dissemination of the definitive information statement on Schedule 14C.

On February 22, 2017, the Company entered a Contracting Agreement with Canadian Exploration Services Limited ("Contractor"), a Canada corporation having offices at 14579 Government Road, Larder Lake, Ontario P0K 1L0. The Agreement calls for the Contractor to perform line cutting services that will establish a grid that can be used year-round for future geophysical/geological surveys and drill control. The Company made a deposit of $22,000 USD for services to begin when weather permits.

On February 22, 2017, the Company made a partial payment of $20,000 USD to the loan dated July 14, 2016.

Redemptions of Convertible Note signed March 11, 2016 has resulted in issuance of 84,216,625 shares of common stock.

Redemptions of Convertible Note signed July13, 2016 has resulted in issuance of 26,842,830 shares of common stock.

Redemptions of Convertible Note signed July 14, 2016 has resulted in issuance of 32,853,509 shares of common stock.

Redemptions of Convertible Note signed August 1, 2016 has resulted in issuance of 45,721,000 shares of common stock.

Redemptions of Convertible Note signed August 4, 2016 has resulted in issuance of 15,043,318 shares of common stock.

Redemptions of Convertible Note signed August 4, 2016 has resulted in issuance of 20,487,288 shares of common stock.

Redemptions of Convertible Note signed August 4, 2016 has resulted in issuance of 55,750,000 shares of common stock.

Redemptions of Convertible Note signed August 5, 2016 has resulted in issuance of 15,000,000 shares of common stock.

Redemptions of Convertible Note signed August 15, 2016 has resulted in issuance of 79,966,000 shares of common stock.

On August 8, 2016, the Company entered a Contracting Agreement with Canadian Exploration Services Limited ("Contractor"), a Canada corporation having offices at 14579 Government Road, Larder Lake, Ontario P0K 1L0. The Agreement calls for the Contractor to conduct a mineral exploration program on the Company's property culminating in the drilling of ten holes totaling 3000 meters in geographic targets. On August 23, 2016, the Ontario Ministry of Northern Development and Mines ("MNDM") acknowledged its receipt of the exploration plan submitted by Gold Lakes Corp. (the "Company") for the Big Monty Property in the Township of Frecheville in Ontario, Canada. MNDM's acknowledgment letter indicates that the Company's exploration plan has been sent to two local Aboriginal communities for review and comment, as required by the notice and consultation provisions of the Ontario Mining Act. The acknowledgment letter states that, unless otherwise directed by the MNDM Director of Exploration, the Company's exploration activities can commence on September 21, 2016, and the plan will be effective for a period of two years thereafter.

On August 24, 2016, MNDM acknowledged its receipt of the exploration permit application submitted by the Company for the Big Monty Property. MNDM's acknowledgment letter indicates that the Company's exploration permit application has been sent to the same two Aboriginal communities for review and comment. MNDM has also posted a proposal for the exploration permit on Ontario's Environmental Registry, where it will be available for public review and comment for a period of 30 days. Depending on the comments MNDM may receive, the Company may be required to participate in the consultation process and provide further information regarding its proposed exploration activities. Consequently, the Company plans to commence exploration activities upon receiving approval from the MNDM Director of Exploration which is expected within 60 days of application.

On October 13, 2016, the Company announced that an exploration permit (PR-16-10942) has been issued by the Ontario Ministry of Northern Development and Mines The exploration permit (the “Permit”) is subject to the requirements of the Mining Act of Ontario and all applicable Provincial Standards for early exploration and is effective for a period of three (3) years with options to renew. The Permit is specific to Gold Lakes’ Big Monty Property. Claims #4282127, 4282128, 4282129, 4282130, 4282131, 4282132, 4282133, 4282134 and 4282161.